Investments - Investment Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Investment Income [Line Items]
Net investment income	$ 410,864	$ 449,784	$ 479,696
Trading securities | Fixed maturities
Net Investment Income [Line Items]
Net investment income	395,831	425,541	443,414
Trading securities | Short-term investments and cash and cash equivalents
Net Investment Income [Line Items]
Net investment income	1,915	854	868
Trading securities | Equities
Net Investment Income [Line Items]
Net investment income	4,382	30,739	40,326
Trading securities | Funds Held And Other
Net Investment Income [Line Items]
Net investment income	34,161	27,406	33,192
Trading securities | Funds Held - Directly Managed
Net Investment Income [Line Items]
Net investment income	9,993	11,676	13,841
Trading securities | Investment Expenses
Net Investment Income [Line Items]
Net investment income	$ (35,418)	$ (46,432)	$ (51,945)